Convertible Loans Payable (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Oct. 21, 2021	Mar. 31, 2022	Mar. 31, 2021	Oct. 21, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-Term Debt [Line Items]
Convertible loan payables		$ 39,999			$ 176,703	$ 149,241	$ 243,923
Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible loan payables		39,999			176,703	149,241
Proceed from convertable debt	$ 304,000			$ 304,000	$ 404,000	468,500
Aggregate purchase price						443,500
Original issue discount						25,000
Interest rate					8.00%
Fair value of derivative liability recorded as discount on note		746,672			$ 746,672	1,609,895
Loss on derivative liability					$ 1,269,266
Gain on derivative liability		$ 243,653	$ 310,348			$ 1,257,473
Convertible Debt [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate						0.00%
Maturity date extended	Mar. 25, 2022
Convertible Debt [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate						8.00%
Maturity date extended	Apr. 21, 2022